PAYROLL AND RELATED COSTS	12 Months Ended
Jun. 30, 2021
PAYROLL AND RELATED COSTS [Abstract]
PAYROLL AND RELATED COSTS

26.        PAYROLL AND RELATED COSTS

Expenses recognized for employee benefits are analyzed below:

	June 30,	June 30,	June 30,
	2021	2020	2019
	(US$’000)
Salaries and other employee costs	247,926	228,818	216,617
Social security and other taxes	47,874	46,480	37,333
Retirement - contribution plan	771	823	513
Pensions - defined benefit scheme	228	134	129
Total payroll and related costs	296,799	276,255	254,592

Payroll and related costs from discontinued operations	—	—	22,182

26.1 Remuneration of Key Management Personnel

The key management personnel include the directors.
	June 30,	June 30,	June 30,
	2021	2020	2019
	(US$’000)
Salaries and other employee costs	5,293	5,524	4,129
Share - based payments	1,671	214	2,167
Total remuneration of key management personnel	6,964	5,738	6,296

Disclosed amounts included in Remuneration of Key Management Personnel has been re-presented by $5.5 million and $5.0 million for the periods ended June 30, 2020 and June 30, 2019.

Salaries and other employee costs have been re-presented by $5.3 million and $3.6 million for the periods ended June 30, 2020 and June 30, 2019, and share-based payments have been re-presented by $0.2 million and $1.4 million for the periods ended June 30, 2020 and June 30, 2019. There is no impact on the previously reported net loss, financial position or cash flows.